Note 7 - Income Taxes - Components of Losses Before Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Loss before income tax	$ 21,842	$ 36,117	$ 64,638
CAYMAN ISLANDS
Net loss before income taxes	2,100	3,522	5,652
UNITED STATES
Net loss before income taxes	8,305	13,144	34,318
CHINA
Net loss before income taxes	2,674	7,253	6,368
VIRGIN ISLANDS, BRITISH
Net loss before income taxes	8,757	12,831	18,336
AUSTRALIA
Net loss before income taxes	$ 6	$ (633)	$ (36)